NOTES PAYABLE TO AND ADVANCES FROM OFFICERS AND DIRECTORS (Narrative) (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2016	Apr. 06, 2016	Oct. 12, 2015
Related Party Transaction [Line Items]
Principal balance increase				$ 57,500
Debt repayment terms	If the loans are repaid on or before September 30, 2016, the principal amount, which is being repaid, will increase by 10%. If the loans are repaid after September 30, 2016, the principal amount, which is being repaid will increase by 15%.
Earnie Blackmon [Member] | Notes Payable Other Payables [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party	$ 332,760	$ 246,458	$ 28,750
Tony Verzura [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 25,000
Tony Verzura [Member] | Notes Payable Other Payables [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party	15,844	14,889	28,750
Accrued wages payable to officers and directors [Member] | Notes Payable Other Payables [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party	$ 348,604	$ 261,347	$ 57,500
Ernest Blackmon [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 25,000
JSJ Investments Inc. [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party						$ 102,000
JSJ Investments Inc. [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate				12.00%